ANNUAL REPORT
DECEMBER 31, 1998



                           THE TRAVELERS SEPARATE ACCOUNT TM
                           FOR VARIABLE ANNUITIES





[TRAVELERS LIFE & ANNUITY LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Delaware Group Premium Fund, Inc, 2,039 shares (cost $20,169) .............     $   20,910
    Dreyfus Variable Investment Fund, 4,320 shares (cost $173,243) ............        188,724
    OCC Accumulation Trust, 3,044 shares (cost $114,657) ......................        117,789
    Salomon Brothers Variable Series Funds Inc, 2,331 shares (cost $22,814) ...         25,668
    Strong Variable Insurance Funds, Inc, 2,771 shares (cost $26,199) .........         27,933
    Templeton Variable Products Series Fund, 7,502 shares (cost $94,151) ......         97,866
    The Montgomery Funds III, 991 shares (cost $12,608) .......................         15,246
    The Travelers Series Trust, 47,713 shares (cost $561,843) .................        572,520
    Travelers Series Fund Inc, 206,582 shares (cost $705,135) .................        734,328
    Warburg Pincus Trust, 3,220 shares (cost $25,259) .........................         26,374
                                                                                    ----------

      Total Investments (cost $1,756,078) .....................................                    $1,827,358

  Receivables:
    Dividends .................................................................                        16,672
    Purchase payments and transfers from other Travelers accounts .............                        60,000
  Other assets ................................................................                           503
                                                                                                   ----------
      Total Assets ............................................................                     1,904,533
                                                                                                   ----------

LIABILITIES:
  Payables:
    Insurance charges .........................................................                           627
    Administrative fees .......................................................                            59
                                                                                                   ----------
      Total Liabilities .......................................................                           686
                                                                                                   ----------
NET ASSETS: ...................................................................                    $1,903,847
                                                                                                   ==========


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
  FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .......................................................                 $20,494

EXPENSES:
  Insurance charges ...............................................     $ 3,261
  Administrative fees .............................................         315
                                                                        -------

    Total expenses ................................................                   3,576
                                                                                    -------

      Net investment income .......................................                  16,918
                                                                                    -------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ................................      82,084
    Cost of investments sold ......................................      82,021
                                                                        -------

      Net realized gain (loss) ....................................                      63

  Unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1998 ..........................                  71,280
                                                                                    -------

      Net realized gain (loss) and unrealized gain (loss) .........                  71,343
                                                                                    -------

  Net increase in net assets resulting from operations ............                 $88,261
                                                                                    =======


                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


OPERATIONS:
  Net investment income .........................................     $    16,918
  Net realized gain (loss) from investment transactions .........              63
  Unrealized gain (loss) on investments .........................          71,280
                                                                      -----------
    Net increase in net assets resulting from operations ........          88,261
                                                                      -----------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,855,297 units) .............................       1,815,891
  Participant transfers from other Travelers accounts
    (applicable to 31,676 units) ................................          28,738
  Administrative charges
    (applicable to 6 units) .....................................              (3)
  Contract surrenders
    (applicable to 318 units) ...................................            (300)
  Participant transfers to other Travelers accounts
    (applicable to 28,609 units) ................................         (28,740)
                                                                      -----------

  Net increase in net assets resulting from unit transactions ...       1,815,586
                                                                      -----------

    Net increase in net assets ..................................       1,903,847

NET ASSETS:
  Beginning of period ...........................................              --
                                                                      -----------

  End of period .................................................     $ 1,903,847
                                                                      ===========


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Separate Account TM are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account TM were: U.S. Government Securities Portfolio, Lazard International Stock Portfolio, Large Cap Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Jurika & Voyles Core Equity Portfolio and NWQ Large Cap Portfolio of The Travelers Series Trust; Smith Barney High Income Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, AIM Capital Appreciation Portfolio and TBC Managed Income Portfolio of Travelers Series Fund Inc. and Salomon Brothers Variable Investors Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Franklin Small Cap Investments Fund (Class 2 shares), Templeton Developing Markets Fund (Class 2 shares) and Templeton International Fund (Class 2 shares) of Templeton Variable Products Series Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable Series: Growth Fund of The Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc which is a Wisconsin corporation and The Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $1,838,100 and $82,084 respectively, for the period ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $1,756,078 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $83,770. Gross unrealized depreciation for all investments at December 31, 1998 was $12,490.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.55% of the average net assets of Separate Account TM on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.70% on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Separate Account TM on an annual basis.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

4.  NET CONTRACT OWNERS' EQUITY

                                                                             DECEMBER 31, 1998
                                                                 --------------------------------------------
                                                                 ACCUMULATION      UNIT               NET
                                                                     UNITS         VALUE             ASSETS
                                                                 ------------   ------------     ------------
Delaware Group Premium Fund, Inc
  REIT Series
     Standard Death Benefit ..............................           13,403     $      0.958     $     12,841
     Enhanced Death Benefit ..............................            5,447            0.957            5,216
  Small Cap Value Series
     Standard Death Benefit ..............................            5,244            1.005            5,272

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio
     Standard Death Benefit ..............................           69,574            1.080           75,108
     Enhanced Death Benefit ..............................           17,190            1.079           18,546
  Small Cap Portfolio
     Standard Death Benefit ..............................           90,951            0.992           90,255
     Enhanced Death Benefit ..............................            9,007            0.992            8,932

OCC Accumulation Trust
  Equity Portfolio
     Standard Death Benefit ..............................           97,009            1.013           98,225
     Enhanced Death Benefit ..............................           25,264            1.012           25,565

Salomon Brothers Variable Series Funds Inc
  Salomon Brothers Variable Investors Fund
     Standard Death Benefit ..............................           24,856            1.036           25,763

Strong Variable Insurance Funds, Inc
  Strong Schafer Value Fund II
     Standard Death Benefit ..............................           21,778            1.035           22,549
     Enhanced Death Benefit ..............................            5,193            1.035            5,373

Templeton Variable Products Series Fund
  Franklin Small Cap Investments Fund (Class 2 shares)
     Standard Death Benefit ..............................           10,667            1.072           11,432
     Enhanced Death Benefit ..............................           10,436            1.071           11,176
  Templeton Developing Markets Fund (Class 2 shares)
     Standard Death Benefit ..............................           12,791            1.018           13,026
     Enhanced Death Benefit ..............................            2,959            1.018            3,012
  Templeton International Fund (Class 2 shares)
     Standard Death Benefit ..............................           70,695            0.934           65,994
     Enhanced Death Benefit ..............................           21,233            0.933           19,809

The Montgomery Funds III
  Montgomery Variable Series: Growth Fund
     Standard Death Benefit ..............................           10,809            1.034           11,182
     Enhanced Death Benefit ..............................            3,925            1.034            4,058

                                                                             DECEMBER 31, 1998
                                                                 --------------------------------------------
                                                                 ACCUMULATION      UNIT               NET
                                                                     UNITS         VALUE             ASSETS
                                                                 ------------   ------------     ------------
The Travelers Series Trust
  Jurika & Voyles Core Equity Portfolio
     Enhanced Death Benefit ..............................            4,782     $      1.119     $      5,352
  Large Cap Portfolio
     Standard Death Benefit ..............................           43,623            1.124           49,022
     Enhanced Death Benefit ..............................            4,881            1.123            5,481
  Lazard International Stock Portfolio
     Standard Death Benefit ..............................          152,201            0.923          140,468
     Enhanced Death Benefit ..............................           23,016            0.922           21,227
  MFS Research Portfolio
     Standard Death Benefit ..............................           99,898            1.036          103,540
  NWQ Large Cap Portfolio
     Standard Death Benefit ..............................           27,741            0.985           27,331
  Disciplined Mid Cap Stock Portfolio
     Standard Death Benefit ..............................           25,371            1.102           27,960
     Enhanced Death Benefit ..............................            7,351            1.101            8,096
  Disciplined Small Cap Stock Portfolio
     Standard Death Benefit ..............................           18,221            0.994           18,119
     Enhanced Death Benefit ..............................            6,938            0.994            6,895
  US Government Securities Portfolio
     Standard Death Benefit ..............................          167,258            1.046          174,943

Travelers Series Fund Inc
  AIM Capital Appreciation Portfolio
     Standard Death Benefit ..............................           13,025            1.074           13,983
     Enhanced Death Benefit ..............................           21,451            1.073           23,013
  Smith Barney Money Market Portfolio
     Standard Death Benefit ..............................          157,837            1.013          159,928
  Smith Barney High Income Portfolio
     Standard Death Benefit ..............................           99,255            0.949           94,231
     Enhanced Death Benefit ..............................            4,997            0.949            4,741
  Smith Barney Large Capitalization Growth Portfolio
     Standard Death Benefit ..............................          222,326            1.165          258,922
     Enhanced Death Benefit ..............................           19,674            1.164           22,898
  TBC Managed Income Portfolio
     Standard Death Benefit ..............................          163,644            0.997          163,216
     Enhanced Death Benefit ..............................           14,831            0.997           14,783

Warburg Pincus Trust
  Emerging Markets Portfolio
     Standard Death Benefit ..............................           27,219            0.843           22,937
     Enhanced Death Benefit ..............................            4,069            0.842            3,427
                                                                                                 ------------

Net Contract Owners' Equity ................................................................     $  1,903,847
                                                                                                 ============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                         NO. OF       MARKET
                                                                           SHARES       VALUE
                                                                          --------     --------
DELAWARE GROUP PREMIUM FUND, INC. (1.1%)
  REIT Series (Cost $15,148)                                                 1,718     $ 15,636
  Small Cap Value Series (Cost $5,021)                                         321        5,274
                                                                          --------     --------
     Total (Cost $20,169)                                                    2,039       20,910
                                                                          --------     --------

DREYFUS VARIABLE INVESTMENT FUND (10.3%)
  Capital Appreciation Portfolio (Cost $83,049)                              2,479       89,502
  Small Cap Portfolio (Cost $90,194)                                         1,841       99,222
                                                                          --------     --------
     Total (Cost $173,243)                                                   4,320      188,724
                                                                          --------     --------

OCC ACCUMULATION TRUST (6.5%)
  Equity Portfolio
     Total (Cost $114,657)                                                   3,044      117,789
                                                                          --------     --------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.4%)
  Salomon Brothers Variable Investors Fund
     Total (Cost $22,814)                                                    2,331       25,668
                                                                          --------     --------

STRONG VARIABLE INSURANCE FUNDS, INC. (1.5%)
  Strong Schafer Value Fund II
     Total (Cost $26,199)                                                    2,771       27,933
                                                                          --------     --------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (5.4%)
  Franklin Small Cap Investments Fund (Class 2 shares) (Cost $13,054)        1,523       14,056
  Templeton Developing Markets Fund (Class 2 shares) (Cost $12,553)          2,545       13,031
  Templeton International Fund (Class 2 shares) (Cost $68,544)               3,434       70,779
                                                                          --------     --------
     Total (Cost $94,151)                                                    7,502       97,866
                                                                          --------     --------

THE MONTGOMERY FUNDS III (0.8%)
  Montgomery Variable Series: Growth Fund
     Total (Cost $12,608)                                                      991       15,246
                                                                          --------     --------

                                                                           NO. OF         MARKET
                                                                           SHARES         VALUE
                                                                         ----------     ----------
THE TRAVELERS SERIES TRUST (31.3%)
  Jurika & Voyles Core Equity Portfolio (Cost $4,998)                           520     $    5,335
  Large Cap Portfolio (Cost $51,823)                                          3,128         54,523
  Lazard International Stock Portfolio (Cost $152,020)                       12,429        160,080
  MFS Research Portfolio (Cost $97,646)                                       9,793        103,416
  NWQ Large Cap Portfolio (Cost $27,270)                                      2,876         27,208
  Disciplined Mid Cap Stock Portfolio (Cost $31,950)                          2,515         36,069
  Disciplined Small Cap Stock Portfolio (Cost $22,906)                        2,813         24,951
  U.S. Government Securities Portfolio (Cost $173,230)                       13,639        160,938
                                                                         ----------     ----------
     Total (Cost $561,843)                                                   47,713        572,520
                                                                         ----------     ----------

TRAVELERS SERIES FUND INC. (40.3%)
  AIM Capital Appreciation Portfolio (Cost $24,979)                           1,921         27,822
  Smith Barney Money Market Portfolio (Cost $159,714)                       159,714        159,714
  Smith Barney High Income Portfolio (Cost $99,144)                           7,821         99,009
  Smith Barney Large Capitalization Growth Portfolio (Cost $249,466)         22,508        275,725
  TBC Managed Income Portfolio (Cost $171,832)                               14,618        172,058
                                                                         ----------     ----------
     Total (Cost $705,135)                                                  206,582        734,328
                                                                         ----------     ----------

WARBURG PINCUS TRUST (1.4%)
  Emerging Markets Portfolio
     Total (Cost $25,259)                                                     3,220         26,374
                                                                         ----------     ----------

TOTAL INVESTMENT OPTIONS (100%)
  (Cost $1,756,078)                                                                     $1,827,358
        ==========                                                                      ==========

6. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


                                                                                          CAPITAL
                                                                          SMALL CAP     APPRECIATION    SMALL CAP       EQUITY
                                                           REIT SERIES   VALUE SERIES     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                           -----------   ------------   ------------    ---------      ---------
INVESTMENT INCOME:
Dividends .............................................     $      --      $      --      $     488     $      61      $      --
                                                            ---------      ---------      ---------     ---------      ---------

EXPENSES:
Insurance charges .....................................            50              8            161           155            211
Administrative fees ...................................             5              1             16            15             20
                                                            ---------      ---------      ---------     ---------      ---------
     Net investment income (loss) .....................           (55)            (9)           311          (109)          (231)
                                                            ---------      ---------      ---------     ---------      ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................            33              7             97           139            244
  Cost of investments sold ............................            33              7             94           127            219
                                                            ---------      ---------      ---------     ---------      ---------

     Net realized gain (loss) .........................            --             --              3            12             25
                                                            ---------      ---------      ---------     ---------      ---------

Unrealized gain (loss) on investments:
  End of period .......................................           488            253          6,453         9,028          3,132
                                                            ---------      ---------      ---------     ---------      ---------

Net increase (decrease) in net assets
     resulting from operations ........................           433            244          6,767         8,931          2,926
                                                            ---------      ---------      ---------     ---------      ---------


UNIT TRANSACTIONS:
Participant purchase payments .........................        17,682          5,028         77,471        90,096        121,078
Participant transfers from other Travelers accounts ...            --             --          9,416           196             --
Administrative charges ................................            --             --             --            --             --
Contract surrenders ...................................           (11)            --             --           (36)           (76)
Participant transfers to other Travelers accounts .....           (47)            --             --            --           (138)
                                                            ---------      ---------      ---------     ---------      ---------

  Net increase (decrease) in net assets
     resulting from unit transactions .................        17,624          5,028         86,887        90,256        120,864
                                                            ---------      ---------      ---------     ---------      ---------

     Net increase (decrease) in net assets ............        18,057          5,272         93,654        99,187        123,790


NET ASSETS:
  Beginning of period .................................            --             --             --            --             --
                                                            ---------      ---------      ---------     ---------      ---------

  End of period .......................................     $  18,057      $   5,272      $  93,654     $  99,187      $ 123,790
                                                            =========      =========      =========     =========      =========

                                 FRANKLIN SMALL        TEMPLETON         TEMPLETON
     SALOMON                     CAP INVESTMENTS       DEVELOPING       INTERNATIONAL      MONTGOMERY      JURIKA & VOYLES
BROTHERS VARIABLE STRONG SCHAFER       FUND           MARKETS FUND          FUND         VARIABLE SERIES:    CORE EQUITY   LARGE CAP
 INVESTORS FUND   VALUE FUND II  (CLASS 2 SHARES)   (CLASS 2 SHARES)  (CLASS 2 SHARES)     GROWTH FUND        PORTFOLIO    PORTFOLIO
----------------- -------------- ----------------   ----------------  ----------------   ----------------  --------------- ---------
    $    105        $     53        $     --           $     --           $     --           $    133         $     20    $  2,446
    --------        --------        --------           --------           --------           --------          --------    --------


          61              22              10                 24                160                 51                4         120
           6               2               1                  2                 15                  5                1          12
    --------        --------        --------           --------           --------           --------          --------    --------
          38              29             (11)               (26)              (175)                77               15       2,314
    --------        --------        --------           --------           --------           --------          --------    --------




          45              11               5                  8                135                 89                2         119
          38              10               5                  7                146                 80                2         119
    --------        --------        --------           --------           --------           --------          --------    --------

           7               1              --                  1                (11)                 9                --          --
    --------        --------        --------           --------           --------           --------          --------    --------


       2,854           1,734           1,002                478              2,235              2,638               337       2,700
    --------        --------        --------           --------           --------           --------          --------    --------


       2,899           1,764             991                453              2,049              2,724               352       5,014
    --------        --------        --------           --------           --------           --------          --------    --------





      13,449          26,158          21,617             15,585             83,754             12,397             5,000      49,489
       9,415              --              --                 --                 --                165                --          --
    --------        --------        --------           --------           --------           --------          --------    --------
          --              --              --                 --                 --                (46)               --          --
    --------        --------        --------           --------           --------           --------          --------    --------


      22,864          26,158          21,617             15,585             83,754             12,516             5,000      49,489
    --------        --------        --------           --------           --------           --------          --------    --------

      25,763          27,922          22,608             16,038             85,803             15,240             5,352      54,503



          --              --              --                 --                 --                 --                --          --
    --------        --------        --------           --------           --------           --------          --------    --------

    $ 25,763        $ 27,922        $ 22,608           $ 16,038           $ 85,803           $ 15,240          $  5,352    $ 54,503
    ========        ========        ========           ========           ========           ========          ========    ========

6. SCHEDULE OF SEPARATE ACCOUNT TM OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                           LAZARD           MFS         NWQ      DISCIPLINED MID  DISCIPLINED SMALL
                                                        INTERNATIONAL    RESEARCH    LARGE CAP      CAP STOCK         CAP STOCK
                                                       STOCK PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------   ---------   ---------------  -----------------
INVESTMENT INCOME:
Dividends .............................................   $   1,676      $     162   $     133      $      --         $      73
                                                          ---------      ---------   ---------      ---------         ---------

EXPENSES:
Insurance charges .....................................         310            132          45             82                62
Administrative fees ...................................          29             13           5              8                 7
                                                          ---------      ---------   ---------      ---------         ---------
     Net investment income (loss) .....................       1,337             17          83            (90)                4
                                                          ---------      ---------   ---------      ---------         ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................         288            107          40             78                49
  Cost of investments sold ............................         286            106          40             78                53
                                                          ---------      ---------   ---------      ---------         ---------

     Net realized gain (loss) .........................           2              1          --             --                (4)
                                                          ---------      ---------   ---------      ---------         ---------

Unrealized gain (loss) on investments:
  End of period .......................................       8,060          5,770         (62)         4,119             2,045
                                                          ---------      ---------   ---------      ---------         ---------

Net increase (decrease) in net assets
     resulting from operations ........................       9,399          5,788          21          4,029             2,045
                                                          ---------      ---------   ---------      ---------         ---------




UNIT TRANSACTIONS:
Participant purchase payments .........................     152,238         97,752      27,310         32,028            22,969
Participant transfers from other Travelers accounts ...         128             --          --             --                --
Administrative charges ................................          (1)            --          --             (1)               --
Contract surrenders ...................................         (69)            --          --             --                --
Participant transfers to other Travelers accounts .....          --             --          --             --                --
                                                          ---------      ---------   ---------      ---------         ---------

  Net increase (decrease) in net assets
     resulting from unit transactions .................     152,296         97,752      27,310         32,027            22,969
                                                          ---------      ---------   ---------      ---------         ---------

     Net increase (decrease) in net assets ............     161,695        103,540      27,331         36,056            25,014




NET ASSETS:
  Beginning of period .................................          --             --          --             --                --
                                                          ---------      ---------   ---------      ---------         ---------

  End of period .......................................   $ 161,695      $ 103,540   $  27,331      $  36,056         $  25,014
                                                          =========      =========   =========      =========         =========

                                                                 SMITH BARNEY
U.S. GOVERNMENT    AIM CAPITAL    SMITH BARNEY   SMITH BARNEY       LARGE
   SECURITES       APPRECIATION   MONEY MARKET   HIGH INCOME    CAPITALIZATION      TBC MANAGED          EMERGING
   PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   INCOME PORTFOLIO   MARKETS PORTFOLIO   COMBINED
---------------    ------------   ------------   ------------  ----------------   ----------------   -----------------  -----------
 $    14,070        $        --   $       753    $        --     $       160        $        --        $       161      $    20,494
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------


         367                 55           248            171             402                297                 53            3,261
          35                  5            24             17              38                 28                  5              315
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------
      13,668                (60)          481           (188)           (280)              (325)               103           16,918
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------


         250                 83        79,652            144             178                233                 48           82,084
         241                 87        79,652            151             160                232                 48           82,021
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------

           9                 (4)           --             (7)             18                  1                 --               63
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------

     (12,292)             2,843            --           (135)         26,259                226              1,115           71,280
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------


       1,385              2,779           481           (330)         25,997                (98)             1,218           88,261
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------


     164,140             34,217       187,697         99,302         255,824            178,409             25,201        1,815,891
       9,418                 --            --             --              --                 --                 --           28,738
          --                 --            --             --              (1)                --                 --               (3)
          --                 --            --             --              --                (50)               (12)            (300)
          --                 --       (28,250)            --              --               (262)               (43)         (28,740)
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------


     173,558             34,217       159,447         99,302         255,823            178,097             25,146        1,815,586
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------

     174,943             36,996       159,928         98,972         281,820            177,999             26,364        1,903,847





          --                 --            --             --              --                 --                 --               --
 -----------        -----------   -----------    -----------     -----------        -----------        -----------      -----------

 $   174,943        $    36,996   $   159,928    $    98,972     $   281,820        $   177,999        $    26,364      $ 1,903,847
 ===========        ===========   ===========    ===========     ===========        ===========        ===========      ===========

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
   FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


                                                                                                                      SALOMON
                                                                                 CAPITAL                              BROTHERS
                                                                  SMALL CAP    APPRECIATION  SMALL CAP    EQUITY      VARIABLE
                                                    REIT SERIES  VALUE SERIES    PORTFOLIO   PORTFOLIO   PORTFOLIO  INVESTORS FUND
                                                    -----------  ------------  ------------  ---------   ---------  --------------
Accumulation units beginning of period ...........         --          --            --           --           --          --
Accumulation units purchased and
     transferred from other Travelers accounts ...     18,917       5,244        86,764       99,998      122,510      24,856
Accumulation units redeemed and
     transferred to other Travelers accounts .....        (67)         --            --          (40)        (237)         --
                                                       ------       -----        ------       ------      -------      ------
Accumulation units end of period .................     18,850       5,244        86,764       99,958      122,273      24,856
                                                       ======       =====        ======       ======      =======      ======


                                                                   FRANKLIN     TEMPLETON
                                                                   SMALL CAP    DEVELOPING     TEMPLETON    MONTGOMERY    JURIKA &
                                                      STRONG      INVESTMENTS  MARKETS FUND  INTERNATIONAL   VARIABLE      VOYLES
                                                   SCHAFER VALUE  FUND (CLASS    (CLASS 2     FUND (CLASS     SERIES:    CORE EQUITY
                                                      FUND II      2 SHARES)      SHARES)      2 SHARES)    GROWTH FUND   PORTFOLIO
                                                   -------------  -----------  ------------  -------------  -----------  -----------
Accumulation units beginning of period ...........          --          --             --            --           --           --
Accumulation units purchased and
     transferred from other Travelers accounts ...      26,971      21,103         15,750        91,929       14,780        4,782
Accumulation units redeemed and
     transferred to other Travelers accounts .....          --          --             --            (1)         (46)          --
                                                        ------      ------         ------        ------       ------        -----
Accumulation units end of period .................      26,971      21,103         15,750        91,928       14,734        4,782
                                                        ======      ======         ======        ======       ======        =====


                                                                 LAZARD                                DISCIPLINED  DISCIPLINED
                                                              INTERNATIONAL      MFS         NWQ         MID CAP     SMALL CAP
                                                   LARGE CAP      STOCK       RESEARCH    LARGE CAP       STOCK       STOCK
                                                   PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                   ---------  -------------   ---------   ---------    -----------  -----------


Accumulation units beginning of period ...........       --          --             --          --            --          --
Accumulation units purchased and
     transferred from other Travelers accounts ...   48,504     175,297         99,898      27,741        32,723      25,160
Accumulation units redeemed and
     transferred to other Travelers accounts .....       --         (80)            --          --            (1)         (1)
                                                     ------     -------         ------      ------        ------      ------
Accumulation units end of period .................   48,504     175,217         99,898      27,741        32,722      25,159
                                                     ======     =======         ======      ======        ======      ======

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM
   FOR THE PERIOD JULY 20, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                      U.S.                                                 SMITH BARNEY      TBC
                                                   GOVERNMENT  AIM CAPITAL   SMITH BARNEY  SMITH BARNEY       LARGE         MANAGED
                                                   SECURITIES  APPRECIATION  MONEY MARKET  HIGH INCOME    CAPITALIZATION    INCOME
                                                   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO  PORTFOLIO
                                                   ----------  ------------  ------------  ------------  ----------------  ---------

Accumulation units beginning of period ...........        --         --             --            --              --             --
Accumulation units purchased and
     transferred from other Travelers accounts ...   167,258     34,476        185,906       104,252         242,001        178,789
Accumulation units redeemed and
     transferred to other Travelers accounts .....        --         --        (28,069)           --              (1)          (314)
                                                     -------     ------        -------       -------         -------        -------
Accumulation units end of period .................   167,258     34,476        157,837       104,252         242,000        178,475
                                                     =======     ======        =======       =======         =======        =======


                                                       EMERGING
                                                       MARKETS
                                                      PORTFOLIO     COMBINED
                                                      ---------    ----------

Accumulation units beginning of period ...........           --            --
Accumulation units purchased and
     transferred from other Travelers accounts ...       31,364     1,886,973
Accumulation units redeemed and
     transferred to other Travelers accounts .....          (76)      (28,933)
                                                      ---------     ---------
Accumulation units end of period .................       31,288     1,858,040
                                                      =========     =========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Separate Account TM for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM for Variable Annuities as of December 31, 1998, and the related statement of operations and changes in net assets for the period July 20, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM for Variable Annuities as of December 31, 1998, the results of its operations and the changes in its net assets for the period July 20, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut



This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account TM for Variable Annuities or Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


Sep TM (Annual) (12-98) Printed in U.S.A.